Investment securities - Balances recognised (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Investment securities
Investment securities	$ 83,417	$ 91,539
FVOCI
Investment securities
Investment securities	82,482	90,555
Amortised cost
Investment securities
Investment securities	935	984
Amortised cost | Gross amount
Investment securities
Investment securities	938	1,011
Amortised cost | Provision | Provision for ECL on debt securities at amortised cost
Investment securities
Investment securities	(3)	(27)
Government and semi-government debt securities
Investment securities
Investment securities	67,318
Government and semi-government debt securities | FVOCI
Investment securities
Investment securities	66,421	73,486
Government and semi-government debt securities | Amortised cost | Gross amount
Investment securities
Investment securities	900	881
Other debt securities
Investment securities
Investment securities	15,822
Other debt securities | FVOCI
Investment securities
Investment securities	15,784	16,916
Other debt securities | Amortised cost | Gross amount
Investment securities
Investment securities	38	130
Equity securities
Investment securities
Investment securities	277
Equity securities | FVOCI
Investment securities
Investment securities	277	153
Parent Entity
Investment securities
Investment securities	77,863	85,826
Parent Entity | FVOCI
Investment securities
Investment securities	77,814	85,823
Parent Entity | Amortised cost
Investment securities
Investment securities	49	3
Parent Entity | Amortised cost | Gross amount
Investment securities
Investment securities	50	3
Parent Entity | Amortised cost | Provision | Provision for ECL on debt securities at amortised cost
Investment securities
Investment securities	(1)
Parent Entity | Government and semi-government debt securities | FVOCI
Investment securities
Investment securities	63,057	69,929
Parent Entity | Government and semi-government debt securities | Amortised cost | Gross amount
Investment securities
Investment securities	48
Parent Entity | Other debt securities | FVOCI
Investment securities
Investment securities	14,682	15,826
Parent Entity | Other debt securities | Amortised cost | Gross amount
Investment securities
Investment securities	2	3
Parent Entity | Equity securities | FVOCI
Investment securities
Investment securities	$ 75	$ 68